Leases (Details) - Schedule of Right-of-Use Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Additions during the year:
Modification of leases	$ 976
Adjustments arising from translating financial statements of foreign operations	(1,549)	$ (6,241)
Buildings [Member]
Additions during the year:
Modification of leases	910
Motor vehicles [Member]
Additions during the year:
Modification of leases	66
Cost [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance as of beginning	45,323	36,746
Additions during the year:
New leases	2,725	6,349
Modification of leases		678
Adjustments for indexation	943	1,042
Adjustments arising from translating financial statements of foreign operations	249	(1,221)
Acquisition of subsidiaries	62	2,754
Termination of leases	(676)	(1,025)
Balance as of ending	49,602	45,323
Cost [Member] | Buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance as of beginning	40,452	33,241
Additions during the year:
New leases	1,150	4,881
Modification of leases		589
Adjustments for indexation	871	947
Adjustments arising from translating financial statements of foreign operations	37	(1,228)
Acquisition of subsidiaries	62	2,714
Termination of leases	(298)	(692)
Balance as of ending	43,184	40,452
Cost [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance as of beginning	4,871	3,505
Additions during the year:
New leases	1,575	1,468
Modification of leases		89
Adjustments for indexation	72	95
Adjustments arising from translating financial statements of foreign operations	212	7
Acquisition of subsidiaries		40
Termination of leases	(378)	(333)
Balance as of ending	6,418	4,871
Accumulated depreciation [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance as of beginning	17,787	13,466
Additions during the year:
Depreciation	5,159	4,320
Adjustments arising from translating financial statements of foreign operations	1,357	694
Termination of leases	(419)	(693)
Balance as of ending	23,884	17,787
Depreciated cost at December 31	25,718	27,536
Accumulated depreciation [Member] | Buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance as of beginning	15,250	11,943
Additions during the year:
Depreciation	3,689	3,151
Adjustments arising from translating financial statements of foreign operations	929	665
Termination of leases	(192)	(509)
Balance as of ending	19,676	15,250
Depreciated cost at December 31	23,508	25,202
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance as of beginning	2,537	1,523
Additions during the year:
Depreciation	1,470	1,169
Adjustments arising from translating financial statements of foreign operations	428	29
Termination of leases	(227)	(184)
Balance as of ending	4,208	2,537
Depreciated cost at December 31	$ 2,210	$ 2,334